Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Summary of option activity

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)

Outstanding – January 1, 2022	16,457,475	$1.36	7.96	$104,554
Retrospective application of recapitalization	(13,651,211)	6.85
Adjusted balance – beginning of period	2,806,264	8.21	7.96	104,554
Options granted	705,520	6.85
Options exercised	(8,184)	6.01
Options forfeited	(713,205)	13.33
Options expired	(36,196)	6.92
Outstanding – December 31, 2022	2,754,199	4.73	7.46	77
Vested during the period	627,299	9.25	6.75	—
Vested at end of period	1,894,115	6.52	5.69	77
Exercisable at the end of the period	1,894,115	6.52	5.69	77
Shares expected to vest	860,064	5.24	9.20	—
Vested and expected to vest	2,549,745	6.26	6.71	77

Schedule of assumptions used to calculate the fair value of options granted

During the Year Ended
December 31,
2022
Expected term	0.50 – 6.00 years
Expected volatility	55.92% – 70.39%
Risk-free interest rate	1.54% – 3.71%
Expected dividends	0%

Schedule of RSU activity

The following is a summary of the 2015 Plan RSU activity for the year ending December 31, 2022:

		Weighted-
	Number of Awards	Average
	Outstanding	Grant Date Fair Value
Unvested Balance – January 1, 2022	—	$—
Granted	1,662,620	22.25
Forfeited	(42,630)	22.59
Unvested Balance – December 31, 2022	1,619,990	22.25

Summary of stock-based compensation expense and its allocation within the accompanying statements of operations

	2022	2021
Cost of goods sold	$501	$276
Research and development	1,615	540
Sales and marketing	465	402
General and administrative	8,708	1,320
Total stock-based compensation expense	$11,289	$2,538